CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (16,453)	$ (61,212)
Items not affecting cash:
Current income tax expense	1,621
Deferred income tax recovery	(7,022)	(19,780)
Depreciation and depletion	25,518	104
Interest and finance expense, net	29,970	(992)
Loss on financial instruments at fair value	26,430	69,668
Settlement of offtake obligation	(1,543)
Share-based compensation	5,673	5,061
Unrealized foreign exchange gain	(2,823)	(1,996)
Changes in non-cash working capital items:
Receivables and other	(8,815)	(54)
Inventories	(12,573)
Accounts payable and accrued liabilities	34,580	(3,004)
Income taxes paid	(1,242)
Net cash generated by (used in) operating activities	73,321	(12,205)
CASH FLOWS FROM FINANCING ACTIVITIES
Common shares issued	3,891	150,236
Proceeds from convertible notes, net	95,795
Proceeds from credit facility, net	97,000	97,000
Proceeds from exercise of stock options	13,894	16,735
Share issue costs	(225)	(8,389)
Interest paid	(1,319)
Net cash generated by financing activities	209,036	255,582
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures on mineral properties, plant and equipment	(375,408)	(385,390)
Restricted cash	4,380	(3,050)
Interest received	527	1,195
Net cash used in investing activities	(370,501)	(387,245)
Decrease in cash and cash equivalents for the year	(88,144)	(143,868)
Cash and cash equivalents, beginning of the year	141,791	280,293
Effect of foreign exchange rate changes on cash and cash equivalents	2,638	5,366
Cash and cash equivalents, end of the year	$ 56,285	$ 141,791